Rights of Use Assets (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial Risk Management
Interest expense of lease liabilities	$ (97)	$ (81)
Results from short-term leases	$ (58)	$ (81)